Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities - Summary of derivatives subject to reform of reference interest rate (Detail)
S/ in Thousands
12 Months Ended
Dec. 31, 2022 PEN (S/) [1]
Position Purchased [Member]
Disclosure of financial assets [line items]
Nominal value	S/ 486,062
Position Purchased [Member] | Currency swap contract [member]
Disclosure of financial assets [line items]
Nominal value	600,482
Position Purchased 3 Month LIBOR [Member] | Interest rate swap contract [member]
Disclosure of financial assets [line items]
Nominal value	S/ 208,002
Average term in years	5 years 9 months 18 days
Position Purchased 6 Month LIBOR [Member] | Interest rate swap contract [member]
Disclosure of financial assets [line items]
Nominal value	S/ 278,060
Average term in years	8 years 2 months 12 days
Position Purchased 6 Month LIBOR [Member] | Currency swap contract [member]
Disclosure of financial assets [line items]
Nominal value	S/ 114,420
Average term in years	1 year 6 months
Position Sold [Member]
Disclosure of financial assets [line items]
Nominal value	S/ 598,585
Position Sold [Member] | Currency swap contract [member]
Disclosure of financial assets [line items]
Nominal value	800,727
Position Sold 3 Month LIBOR [Member] | Interest rate swap contract [member]
Disclosure of financial assets [line items]
Nominal value	S/ 251,873
Average term in years	5 years 3 months 18 days
Position Sold 6 Month LIBOR [Member] | Interest rate swap contract [member]
Disclosure of financial assets [line items]
Nominal value	S/ 346,712
Average term in years	7 years 1 month 6 days
Position Sold 6 Month LIBOR [Member] | Currency swap contract [member]
Disclosure of financial assets [line items]
Nominal value	S/ 202,142
Average term in years	1 year 9 months 18 days

[1]	Balances as of December 31, 2022, that changed to the new benchmark rate on June 30, 2023.